Related Party Transactions (Details 3) - shares	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018		Jun. 30, 2017
Directors [Member] | Geoffrey Kempler [Member]
Disclosure of transactions between related parties [line items]
Balance (in shares)	18,011,000	18,011,000		18,011,000
Received as Remuneration
Received on Exercise of Options
Net Change Other
Balance (in shares)	18,011,000	18,011,000		18,011,000
Directors [Member] | Lawrence Gozlan [Member]
Disclosure of transactions between related parties [line items]
Balance (in shares)
Received as Remuneration
Received on Exercise of Options
Net Change Other
Balance (in shares)
Directors [Member] | Brian Meltzer [Member]
Disclosure of transactions between related parties [line items]
Balance (in shares)	326,666	326,666		326,666
Received as Remuneration
Received on Exercise of Options
Net Change Other
Balance (in shares)	326,666	326,666		326,666
Directors [Member] | George Mihaly [Member]
Disclosure of transactions between related parties [line items]
Balance (in shares)	226,666	226,666		226,666
Received as Remuneration
Received on Exercise of Options
Net Change Other
Balance (in shares)	226,666	226,666		226,666
Directors [Member] | Peter Marks [Member]
Disclosure of transactions between related parties [line items]
Balance (in shares)	43,111	43,111		43,111
Received as Remuneration
Received on Exercise of Options
Net Change Other
Balance (in shares)	43,111	43,111		43,111
Directors [Member] | Ira Shoulson [Member]
Disclosure of transactions between related parties [line items]
Balance (in shares)
Received as Remuneration
Received on Exercise of Options
Net Change Other
Balance (in shares)
Directors [Member] | Dianne Angus [Member]
Disclosure of transactions between related parties [line items]
Balance (in shares)		146,128
Received as Remuneration
Received on Exercise of Options
Net Change Other		(146,128)
Balance (in shares)				146,128
Directors [Member] | Dr. David Sinclair [Member]
Disclosure of transactions between related parties [line items]
Balance (in shares)
Received as Remuneration
Received on Exercise of Options
Net Change Other
Balance (in shares)
Directors [Member] | Mr. Tristan Edwards [Member]
Disclosure of transactions between related parties [line items]
Balance (in shares)
Received as Remuneration
Received on Exercise of Options
Net Change Other
Balance (in shares)
Executives [Member] | Dianne Angus [Member]
Disclosure of transactions between related parties [line items]
Balance (in shares)		146,128		146,128
Received as Remuneration
Received on Exercise of Options
Net Change Other
Balance (in shares)				146,128
Executives [Member] | Kathryn Andrews [Member]
Disclosure of transactions between related parties [line items]
Balance (in shares)
Received as Remuneration
Received on Exercise of Options
Net Change Other
Balance (in shares)
Executives [Member] | Dr. David Stamler [Member]
Disclosure of transactions between related parties [line items]
Balance (in shares)			[1]
Received as Remuneration			[1]
Received on Exercise of Options			[1]
Net Change Other			[1]
Balance (in shares)					[1]
Directors And Executives [Member]
Disclosure of transactions between related parties [line items]
Balance (in shares)	18,607,443	18,753,571		18,753,571
Received as Remuneration
Received on Exercise of Options
Net Change Other
Balance (in shares)	18,607,443	18,607,443		18,753,571

[1]	Opening balance on appointment as Senior Vice President Development and Chief Medical Officer on 15 May 2017.